Related party transactions (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Loans	[1]	$ 5,702,258	$ 5,448,788
Allowance for loans losses		(100,785)	(81,294)	$ (105,988)
Securities at fair value through other comprehensive income		21,798	16,733
Assets		7,609,185	6,267,747	7,180,783
Liabilities
Demand deposits		211,381	82,064
Time deposits		2,759,441	2,846,780
Liabilities		6,615,595	5,224,935	$ 6,169,469
Related parties [member]
Assets [Abstract]
Demand Deposits		5,179	1,809
Loans		202,578	83,031
Allowance for loans losses		(1,837)	(204)
Securities at fair value through other comprehensive income		2,887	2,954
Assets		208,807	87,590
Liabilities
Demand deposits		200,000	50,000
Time deposits		40,000	190,000
Liabilities		$ 240,000	$ 240,000

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.